Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets of December 31, 2024 and 2023, is analyzed as follows:

		Year Ended
Loan facilities	Borrowers	December 31, 2023	December 31, 2024
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$4,600,000	$—
$15.29 Million Term Loan Facility (b)	Pocahontas- Jumaru	10,109,000	—
$40.75 Million Term Loan Facility (c)	Liono-Snoopy-Cinderella	23,055,000	—
$55.00 Million Term Loan Facility (d)	Mulan- Johnny Bravo-Songoku-Asterix-Stewie	32,040,000	—
$22.5 Million Term Loan Facility (e)	Tom-Jerry	16,800,000	—
5.0 Million Euro Term Loan (f)	MPC Maritime Holding GmbH	—	3,657,056
Total long-term debt		$86,604,000	$3,657,056
Less: Deferred financing costs		(808,215)	—
Total long-term debt, net of deferred finance costs		$85,795,785	$3,657,056

Presented:
Current portion of long-term debt		$18,089,000	$1,053,156
Less: Current portion of deferred finance costs		(409,705)	—
Current portion of long-term debt, net of deferred finance costs		$17,679,295	$1,053,156

Debt related to assets held for sale		$2,415,000	$—
Less: Current portion of deferred finance costs		(8,352)	—
Debt related to assets held for sale, net of deferred finance costs		$2,406,648	$—

Non-Current portion of long-term debt		66,100,000	2,603,900
Less: Non-Current portion of deferred finance costs		(390,158)	—
Non-Current portion of long-term debt, net of deferred finance costs		$65,709,842	$2,603,900

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of December 31, 2024, required to be made after the balance sheet date, are as follows:

Twelve-month period ending December 31,	Amount
2025	$1,041,560
2026	1,041,560
2027	1,041,560
2028	520,780
Total long-term debt	$3,645,460